Provisions for liabilities and charges (Tables)	12 Months Ended
Dec. 31, 2025
Provisions for liabilities and charges
Schedule of components of provisions for liabilities and charges

	Termite
	damage	Self-
	claims	insurance	Environmental	Other	Total
	$m	$m	$m	$m	$m
At 1 January 2024	330	209	21	14	574
Exchange differences	—	—	(1)	(1)	(2)
Additional provisions	25	126	1	10	162
Used during the year	(86)	(105)	(3)	(12)	(206)
Unused amounts reversed	(16)	—	(1)	(2)	(19)
Acquisition of companies and businesses	—	—	—	2	2
Unwinding of discount on provisions	13	1	—	—	14
At 31 December 2024	266	231	17	11	525

At 1 January 2025	266	231	17	11	525
Exchange differences	—	—	—	2	2
Additional provisions	201	126	6	10	343
Used during the year	(95)	(89)	(3)	(12)	(199)
Unused amounts reversed	—	(2)	—	(3)	(5)
Acquisition of companies and businesses	—	—	—	2	2
Disposal of companies and businesses	—	—	(9)	—	(9)
Unwinding of discount on provisions	12	1	—	—	13
At 31 December 2025	384	267	11	10	672

	2025	2024
	Total	Total
	$m	$m
Analysed as follows:
Non-current	397	381
Current	275	144
Total	672	525